Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) Property	Dec. 31, 2023 USD ($) Property	Dec. 31, 2022 USD ($)
Significant Accounting Policies [Line Items]
Investments in real estate, net	$ 17,830,254,000	$ 19,580,358,000
Assets	20,991,989,000	23,113,974,000
Liabilities	15,298,384,000	15,517,302,000
Aggregate foreign currency transaction gains (losses)	(41,100,000)	14,800,000	$ (49,500,000)
Unrealized gains (losses) on investments in real estate debt	5,300,000	10,000,000	(18,300,000)
Impairment of investments in real estate	(150,392,000)	(188,804,000)	0
Fair value of single family rental properties	856,100,000	53,800,000
Carrying value of single family rental properties	$ 855,600,000	$ 53,000,000
Number of hospitality properties | Property	1	2
Number of industrial properties | Property	1
Other Liabilities	$ 447,095,000	$ 484,358,000
Secured financings on investments in real estate debt of fair value below outstanding principal balance	423,300,000	390,900,000
Deferred income	$ 8,430,000	11,894,000
Minimum REIT distribution percentage	90.00%
Minimum OECD corporate tax percentage	15.00%
Income tax benefit (expense)	$ (10,100,000)	$ (5,000,000)	(2,100,000)
Net operating loss carryforwards	$ 93,200,000
Change in accounting principle, accounting standards update, adopted	true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2024
Change in accounting principle, accounting standards update, immaterial effect	true
Accounting Standards Update [Extensible Enumeration]	us-gaap:AccountingStandardsUpdate202307Member
DST Properties
Significant Accounting Policies [Line Items]
Number of Real Estate Properties | Property	2	0
Investments in real estate, net	$ 163,000,000
Triple Net Sale and Leaseback Property
Significant Accounting Policies [Line Items]
Deferred tax liability, net	35,500,000	$ 30,700,000
VIEs
Significant Accounting Policies [Line Items]
Assets	0	0
Liabilities	$ 100,000,000	0
Class S Shares
Significant Accounting Policies [Line Items]
Annual stockholder servicing fee percentage	0.85%
Class S Shares | Maximum
Significant Accounting Policies [Line Items]
Upfront selling commissions and dealer manager fee percentage	3.50%
Class T Shares
Significant Accounting Policies [Line Items]
Annual stockholder servicing fee percentage	0.85%
Class T Shares | Maximum
Significant Accounting Policies [Line Items]
Upfront selling commissions and dealer manager fee percentage	3.50%
Class D Shares
Significant Accounting Policies [Line Items]
Annual stockholder servicing fee percentage	0.25%
Class D Shares | Maximum
Significant Accounting Policies [Line Items]
Upfront selling commissions and dealer manager fee percentage	1.50%
Accrued Stockholder Servicing Fee | Common Stock Class T, Class S and Class D
Significant Accounting Policies [Line Items]
Other Liabilities	$ 262,300,000	$ 301,000,000
Advisor
Significant Accounting Policies [Line Items]
Period to reimburse the advisor for all organization and offering expenses		60 months
Advisor | Class T Shares
Significant Accounting Policies [Line Items]
Advisor Percentage of stockholder servicing fee on NAV per annum	0.65%
Advisor | Advanced Organization And Offering Costs
Significant Accounting Policies [Line Items]
Other Liabilities	$ 7,300,000
Advisor | Advanced Organization And Offering Costs | Primary Offering
Significant Accounting Policies [Line Items]
Other Liabilities	$ 7,300,000
Dealer Manager | Class S Shares | Maximum
Significant Accounting Policies [Line Items]
Upfront selling commissions percentage	3.50%
Dealer Manager | Class T Shares
Significant Accounting Policies [Line Items]
Upfront dealer manager fee percentage	0.50%
Dealer stockholder servicing fee percentage	0.20%
Annual stockholder servicing fee percentage	0.85%
Dealer Manager | Class T Shares | Maximum
Significant Accounting Policies [Line Items]
Upfront selling commissions percentage	3.00%
Upfront selling commissions and dealer manager fee percentage	3.50%
Dealer Manager | Class D Shares
Significant Accounting Policies [Line Items]
Annual stockholder servicing fee percentage	0.25%
Dealer Manager | Class D Shares | Maximum
Significant Accounting Policies [Line Items]
Upfront selling commissions percentage	1.50%
Dealer Manager | Class S Share And T Shares [Member]
Significant Accounting Policies [Line Items]
Annual stockholder servicing fee percentage	0.85%
Dealer Manager | Class I Shares (Member)
Significant Accounting Policies [Line Items]
Annual stockholder servicing fee percentage	0.00%
Dealer Manager | Common Stock Class T, Class S and Class D
Significant Accounting Policies [Line Items]
Annual stockholder servicing fee percentage of gross proceeds limit	8.75%
Accounts Payable, Accrued Expenses and Other Liabilities
Significant Accounting Policies [Line Items]
Deferred income	$ 3,400,000	$ 3,400,000
Multifamily
Significant Accounting Policies [Line Items]
Number of real estate properties classified as held for sale | Property	11
Hospitality Properties
Significant Accounting Policies [Line Items]
Number of real estate properties classified as held for sale | Property	1	0
Other Revenue
Significant Accounting Policies [Line Items]
Other Income	$ 800	$ 800	$ 800